Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)
Repayment schedule [Abstract]
Corporate debt	$ 1,192,107	$ 1,084,838	$ 7,500	€ 7
Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	59,070
Between January and June 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	7,541
Between July and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	266,768
2024 [Member]
Repayment schedule [Abstract]
Corporate debt		34,022
2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	311,730	179,059
2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	149,759	320,956
2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	397,239	153,998
2028 [Member]
Repayment schedule [Abstract]
Corporate debt		396,803
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	1,381	9,889
2017 Credit Facility [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between January and June 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between July and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	1,381
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		13
2017 Credit Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	9,876
2017 Credit Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	149,620	54,688
Revolving Credit Facility [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between January and June 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between July and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	149,620
Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		261
Revolving Credit Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	54,427
Revolving Credit Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Revolving Credit Facility [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Revolving Credit Facility [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	58,754	25,691
Commercial Paper [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	51,611
Commercial Paper [Member] | Between January and June 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	6,136
Commercial Paper [Member] | Between July and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	1,007
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		25,691
Commercial Paper [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	311,568	318,842
2020 Green Private Placement [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	2,059
2020 Green Private Placement [Member] | Between January and June 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between July and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		174
2020 Green Private Placement [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	309,509	0
2020 Green Private Placement [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	318,668
2020 Green Private Placement [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	148,165	152,356
2020 Note Issuance Facility [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between January and June 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between July and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Note Issuance Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Note Issuance Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	148,165	0
2020 Note Issuance Facility [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	152,356
2020 Note Issuance Facility [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	113,680	112,128
Green Exchangeable Notes [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	2,108
Green Exchangeable Notes [Member] | Between January and June 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between July and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	111,572
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		2,108
Green Exchangeable Notes [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	110,020
Green Exchangeable Notes [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	396,417	396,927
Green Senior Notes [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between January and June 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between July and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		963
Green Senior Notes [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	396,417	0
Green Senior Notes [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		395,964
Other Bank Loans [Member]
Repayment schedule [Abstract]
Corporate debt	12,522	14,317
Other Bank Loans [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	3,292
Other Bank Loans [Member] | Between January and June 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	1,405
Other Bank Loans [Member] | Between July and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	3,188
Other Bank Loans [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		4,812
Other Bank Loans [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	2,221	4,736
Other Bank Loans [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	1,594	2,288
Other Bank Loans [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	$ 822	1,642
Other Bank Loans [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		$ 839